Leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases
Schedule of payments recognized as cost and expense

	Year ended December 31,
	2018		2017		2016
Costs and leasing expenses	Ps.	52,272	Ps.	53,070	Ps.	47,649

Schedule of operating lease commitments as lessee

	Year ended December 31,
	2018		2017		2016
Duration:
Less than one year	Ps.	34,956	Ps.	37,053	Ps.	27,950
Greater than 1 year and less than 5 years		129,724		139,359		104,984
Greater than 5 years		163,973		192,846		192,471
Total	Ps.	328,653	Ps.	369,258	Ps.	325,405

Schedule of operating lease commitments as lessor

	Year ended December 31,
	2018		2017		2016
Duration:
Less than 1 year	Ps.	562,681	Ps.	287,650	Ps.	402,871
Greater than 1 year and less than 5 years		1,002,351		542,063		741,320
Greater than 5 years		240,584		117,911		321,870
Total	Ps.	1,805,616	Ps.	947,624	Ps.	1,466,061

Schedule of financial lease (as lessee)

	December 31,
	2018		2017
Total long-term financial lease (1)	Ps.	28,806	Ps.	37,450
Current portion		(12,948)		(6,592)
Long-term financial lease	Ps.	15,858	Ps.	30,858